Statements of Net Assets Available for Benefits - EBP 001 - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Assets
Non-interest-bearing cash	$ 3,186	$ 35,827
Investments, at fair value:
Total investments, at fair value	21,532,626	19,351,854
Receivables:
Employer contributions	9,489	10,449
Total receivables	9,489	10,449
Net assets available for benefits	21,545,301	19,398,130
Interest-bearing Cash
Investments, at fair value:
Total investments, at fair value	746	10,022
Mutual Funds
Investments, at fair value:
Total investments, at fair value	1,378,537	998,829
Collective Investment Funds
Investments, at fair value:
Total investments, at fair value	16,851,251	15,010,694
Stable Value Fund
Investments, at fair value:
Total investments, at fair value	1,885,143	1,822,882
First US Bancshares, Inc. Common Stock
Investments, at fair value:
Total investments, at fair value	$ 1,416,949	$ 1,509,427